Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid and input VAT	33,793	25,094
Inventory	14,240	19,678
Interest receivables	12,239	10,485
Deposits(1)	9,807	10,224
Receivables from third-party payment agencies	12,984	9,094
Prepaid expenses(2)	13,394	8,140
Other receivables	4,118	4,947
Prepaid marketing expenses	3,489	3,376
Staff advances	1,253	658
Others	3,701	5,220
Total	109,018	96,916

(1)
Represented rental deposits and deposits for online marketing activities which all being refundable within one year.

(2)
Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.